Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of related party [Abstract]
Schedule of related party transactions

	2022	2021	2020
Short-term employee compensation and benefits	$4,308	$3,919	$3,515
Termination benefits	—	—	495
Share-based compensation expense	1,615	2,703	1,758
	$5,923	$6,622	$5,768